INCOME TAX - Deferred tax assets and liabilities, net (Details)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Deferred tax assets:
Allowance for credit losses	¥ 1,781,573	$ 265,997	¥ 2,137,968
Impairment for inventory	59,913	8,945	160,791
Net operating loss carryforwards	16,511,047	2,465,175	15,741,037
Subtotal	18,352,533	2,740,117	18,039,796
Less: Valuation allowance	(17,193,874)	(2,567,124)	(17,427,464)
Total deferred tax assets	1,158,659	172,993	612,332
Deferred tax liabilities:
Accelerated amortization of intangible assets	(119,271)	(17,808)	(92,032)
Gain on the previously held equity method investment	(146,888)	(21,931)	(146,888)
Recognition of customer relationship arising from business combinations	(892,500)	(133,254)	(997,500)
Total deferred tax liabilities	(1,158,659)	(172,993)	(1,236,420)
Deferred tax liabilities, net	¥ 0	$ 0	¥ (624,088)